Related Party Transactions	12 Months Ended
Dec. 31, 2023
Text Block 1 [Abstract]
Related Party Transactions
28.
Related party transactions

In addition to the information disclosed elsewhere in the financial statements, there were no transactions that took place between the Group and related parties.

Key management personnel compensation is as follows:

	2023	2022	2021
	S$’000	S$’000	S$’000
Wages and salaries	4,380	4,085	3,482
Employer’s contribution to defined contribution plans	17	35	35
Benefits in kind	—	—	266
Share grants and options	2,189	3,673	4,033
Non-executive directors’ remuneration by way of:
- Cash	752	450	336
	7,338	8,243	8,152